Investment Strategy - Man Active Global Infrastructure ETF	Sep. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Risk/Return Summary: Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies and companies that hold or invest in infrastructure related assets. Infrastructure companies are companies that engage in the ownership, management, construction, development, renovation, operation, use or financing of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure related assets. Examples of infrastructure companies include utilities companies, energy infrastructure companies, industrial infrastructure companies, communication services infrastructure companies, real estate infrastructure companies, health care infrastructure companies and transportation companies. In addition to corporate issuers, infrastructure companies may also include issuers organized as master limited partnerships and their affiliates. Infrastructure related assets are the physical structures, technology, networks and systems which provide necessary services for the function, growth and development of society, including but not limited to utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and technology.
The Fund’s investments are concentrated (i.e., more than 25% of the Fund’s assets) in the securities of issuers in the infrastructure industry. The Fund’s investments in equity securities may include common stocks, preferred stocks, depositary receipts and exchange-traded master limited partnerships. The Fund may also invest in real estate investment trusts (“REITs”).
The Fund generally focuses on companies with a minimum market capitalization of at least $2 billion. Although the Fund generally focuses on mid- and large capitalization companies, the market capitalizations of issuers in which the Fund invests may vary with market conditions.
Under normal market conditions, the Fund invests at least 30% of its assets in securities issued by issuers located outside of the United States, which may include emerging market countries, and in at least five different countries, excluding the United States. An issuer will be considered to be located outside of the United States if it is domiciled in, derives a significant portion of its revenue from, or its primary trading market is in a country outside of the United States, and may include stocks of companies that trade in the form of depositary receipts. Emerging market countries include all countries represented in the MSCI Emerging Markets Index. Certain of the Fund’s investments may be denominated in foreign currencies.
Using a combination of a top-down (evaluating the market as a whole rather than evaluating each individual company) and bottom-up analysis (evaluating each individual company rather than looking at movements in prices within a particular market or market segment), GLG LLC (the “Sub-Adviser”) invests in companies it believes have the potential for long term capital growth. The top-down approach may take into consideration macroeconomic factors such as, without limitation, global growth trends, interest rate conditions and inflation, alongside commodity-specific supply and demand fundamentals, pricing and inventory cycles, capital expenditure trends, geopolitical risks affecting resource availability and trade flows and regulatory developments, in order to seek to identify attractive commodities, industries and sectors. The Sub-Adviser then uses a bottom-up analysis of individual companies. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s asset quality, competitive positioning and market structure, management quality and operational track record, financial strength and debt profile, free cash flow generation and distribution coverage, sensitivity to commodity prices and volume trends, exposure to identified macroeconomic themes, valuation relative to intrinsic value and peer group, and environmental and geopolitical risk factors relevant to the company’s operations. The Sub-Adviser typically sells a security when it believes a security has reached its full market value, when the reasons for buying it no longer apply in the Sub-Adviser’s view or when the company begins to show declining fundamentals or weak relative performance. The Fund may also sell a security to secure gains, limit losses or to invest assets into more promising opportunities.
Foreign currency forward contracts, which are a type of derivative instrument, may be used to hedge foreign currency risk.
The Fund is actively managed and may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified fund in the securities of a limited number of issuers.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Infrastructure companies are companies that engage in the ownership, management, construction, development, renovation, operation, use or financing of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure related assets. Examples of infrastructure companies include utilities companies, energy infrastructure companies, industrial infrastructure companies, communication services infrastructure companies, real estate infrastructure companies, health care infrastructure companies and transportation companies. In addition to corporate issuers, infrastructure companies may also include issuers organized as master limited partnerships and their affiliates. Infrastructure related assets are the physical structures, technology, networks and systems which provide necessary services for the function, growth and development of society, including but not limited to utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and technology.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies and companies that hold or invest in infrastructure related assets. Infrastructure companies are companies that engage in the ownership, management, construction, development, renovation, operation, use or financing of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure related assets. Examples of infrastructure companies include utilities companies, energy infrastructure companies, industrial infrastructure companies, communication services infrastructure companies, real estate infrastructure companies, health care infrastructure companies and transportation companies. In addition to corporate issuers, infrastructure companies may also include issuers organized as master limited partnerships and their affiliates. Infrastructure related assets are the physical structures, technology, networks and systems which provide necessary services for the function, growth and development of society, including but not limited to utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and technology.
The Fund’s investments are concentrated (i.e., more than 25% of the Fund’s assets) in the securities of issuers in the infrastructure industry. The Fund’s investments in equity securities may include common stocks, preferred stocks, depositary receipts and exchange-traded master limited partnerships. The Fund may also invest in real estate investment trusts (“REITs”).
The Fund generally focuses on companies with a minimum market capitalization of at least $2 billion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies and companies that hold or invest in infrastructure related assets. Infrastructure companies are companies that engage in the ownership, management, construction, development, renovation, operation, use or financing of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure related assets. Examples of infrastructure companies include utilities companies, energy infrastructure companies, industrial infrastructure companies, communication services infrastructure companies, real estate infrastructure companies, health care infrastructure companies and transportation companies. In addition to corporate issuers, infrastructure companies may also include issuers organized as master limited partnerships and their affiliates. Infrastructure related assets are the physical structures, technology, networks and systems which provide necessary services for the function, growth and development of society, including but not limited to utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and technology.

Strategy Portfolio Concentration [Text]	The Fund’s investments are concentrated (i.e., more than 25% of the Fund’s assets) in the securities of issuers in the infrastructure industry.